Note 4 - Loans	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

Note 4. Loans

(In Thousands, Except Number of Loans)

The composition of LHFI, net at December 31, 2023 and 2022 is as follows:

	2023	2022
Real Estate:
Land Development and Construction	$66,942	$52,731
Farmland	10,825	11,437
1-4 Family Mortgages	95,161	92,148
Commercial Real Estate	358,226	316,541
Total Real Estate Loans	531,154	472,857

Business Loans:
Commercial and Industrial Loans	93,060	96,500
Farm Production and Other Farm Loans	424	504
Total Business Loans	93,484	97,004

Consumer Loans:
Credit Cards	3,377	2,738
Other Consumer Loans	14,013	12,992
Total Consumer Loans	17,390	15,730

Total Gross Loans	642,028	585,591

Unearned Origination Fees	(1,083)	(275)
Allowance for Loan Losses	(6,551)	(5,264)

Loans, net	$634,394	$580,052

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews these policies and procedures and submits them to the Company’s Board of Directors for its approval when needed, but no less frequently than annually. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of this review are presented to management with quarterly reports made to the board of directors. The loan review process complements and reinforces the risk identification and assessment decisions made by the lenders and credit personnel, as well as the Company’s policies and procedures.

Loans are made principally to customers in the Company’s market. The Company’s lending policy provides that loans collateralized by real estate are normally made with loan-to-value (“LTV”) ratios of 80 percent or less. Commercial loans are typically collateralized by property, equipment, inventories or receivables with LTV ratios from 50 percent to 80 percent. Residential real estate mortgage loans are collateralized by personal residences with LTV ratios of 80 percent or less. Consumer loans are typically collateralized by real estate, vehicles and other consumer durable goods. Approximately $152,262 and $104,261 of the loans outstanding at December 31, 2023 and 2022, respectively, were variable rate loans.

In the ordinary course of business, the Company has granted loans to certain directors, significant shareholders and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated persons and do not involve more than normal risk of collectability. Activity in related party loans during 2023 is presented in the following table.

Balance outstanding at December 31, 2022	$923

Principal additions	584

Principal reductions	(45)

Balance outstanding at December 31, 2023	$1,462

In addition to the loans outstanding above, the Company has an outstanding letter of credit with one of the Company’s directors with availability of $2,275 at December 31, 2022. The letter of credit was not drawn on during 2022 or 2023 and is no longer oultstanding at December 31, 2023. The letter of credit was made on substantially the same terms as comparable transactions with other unaffiliated persons.

Loans are considered to be past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status, when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether such loans are considered past due. When interest accruals are discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Nonaccrual and Past Due LHFI

The amortized cost basis of period-end, nonaccrual and past due LHFI, segregated by class, were as follows:

	Nonaccrual With No Allowance for Credit Loss	Nonaccrual	Loans Past Due 90 Days or More Still Accruing
December 31, 2023
Loans secured by real estate:
Land Development and Construction	$-	$-	$-
Farmland	-	95	-
1-4 Family Mortgages	-	1,670	-
Commercial Real Estate	399	504	-
Total Real Estate Loans	399	2,269	-
Business Loans:
Commercial and Industrial Loans	124	267	4
Farm Production and Other Farm Loans	-	-	-
Total Business Loans	124	267	-
Consumer Loans:
Other Consumer Loans	-	40	-
Credit Cards	-	-	12
Total Consumer Loans	-	40	12
Total	$523	$2,576	$16

The following disclosures are presented under GAAP in effect prior to the adoption of CECL. The Company has included these disclosures to address the applicable prior period.

	Nonaccrual	Loans Past Due 90 Days or More Still Accruing
December 31, 2022
Loans secured by real estate:
Land Development and Construction	$-	$4
Farmland	117	-
1-4 Family Mortgages	1,720	-
Commercial Real Estate	846	95
Total Real Estate Loans	2,683	99
Business Loans:
Commercial and Industrial Loans	281	-
Farm Production and Other Farm Loans	-	-
Total Business Loans	281	-
Consumer Loans:
Other Consumer Loans	24	-
Credit Cards	-	12
Total Consumer Loans	24	12
Total	$2,988	$111

In the event that non-accrual loans had performed in accordance with their original terms, the Company would have recognized additional interest income of approximately $431, $354 and $281 in 2023, 2022 and 2021, respectively.

An aging analysis of past due loans, segregated by class of loans, as of December 31, 2023 is as follows:

December 31, 2023	30 - 89 Days Past Due	Greater Than 89 Days Past Due	Total Past Due	Current Loans	Total
Loans secured by real estate:
Land Development and Construction	$32	$-	$32	$66,910	$66,942
Farmland	90	-	90	10,735	10,825
1-4 Family Mortgages	1,024	179	1,203	93,958	95,161
Commercial Real Estate	1,080	67	1,147	357,079	358,226
Total Real Estate Loans	2,226	246	2,472	528,682	531,154
Business Loans:
Commercial and Industrial Loans	54	270	324	92,736	93,060
Farm Production and Other Farm Loans	-	-	-	424	424
Total Business Loans	54	270	324	93,160	93,484
Consumer Loans:
Credit Cards	65	12	77	3,300	3,377
Other Consumer Loans	116	-	116	13,897	14,013
Total Consumer Loans	181	12	193	17,197	17,390
Total	$2,461	$528	$2,989	$639,039	$642,028

An aging analysis of past due loans, segregated by class of loans, as of December 31, 2022 is as follows:

December 31, 2022	30 - 89 Days Past Due	Greater Than 89 Days Past Due	Total Past Due	Current Loans	Total
Loans secured by real estate:
Land Development and Construction	$-	$4	$4	$52,727	$52,731
Farmland	38	30	68	11,369	11,437
1-4 Family Mortgages	1,799	439	2,238	89,910	92,148
Commercial Real Estate	933	486	1,419	315,122	316,541
Total Real Estate Loans	2,770	959	3,729	469,128	472,857
Business Loans:
Commercial and Industrial Loans	109	277	386	96,114	96,500
Farm Production and Other Farm Loans	4	-	4	500	504
Total Business Loans	113	277	390	96,614	97,004
Consumer Loans:
Credit Cards	56	12	89	2,649	2,738
Other Consumer Loans	66	23	68	12,924	12,992
Total Consumer Loans	122	35	157	15,573	15,730
Total	$3,005	$1,271	$4,276	$581,315	$585,591

Prior to the adoption of FASB ASC Topic 326, the Company’s individually evaluated impaired LHFI included all commercial substandard relationships of $100 or more, which were specifically reviewed for impairment and deemed impaired, and all LHFI classified as troubled-debt restructurings (“TDRs”) in accordance with FASB ASC Subtopic 310-10-50-20 “Impaired Loans.”  Once a LHFI was deemed to be impaired, the full difference between book value and the most likely estimate of the collateral’s net realizable value was charged off or a specific reserve was established.

$124 of interest income was recognized in the income statement on impaired LHFI for the periods ended December 31, 2023. The amount was immaterial for the period ended December 31, 2022.

The following disclosures are presented under GAAP in effect prior to the adoption of CECL that are no longer applicable or required. The Company has included these disclosures to address the applicable prior periods.

Loans formerly accounted for under FASB ASC 310-20, “Nonrefundable Fees and Other Cost” (“ASC 310-20”), and which are impaired loans recognized in conformity with ASC 310, “Receivables” (“ASC 310”), segregated by class, were as follows as of December 31, 2022:

		Recorded	Recorded
	Unpaid	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded
2022	Balance	Allowance	Allowance	Investment	Allowance	Investment
Real Estate:

Land Development and Construction	$-	$-	$-	$-	$-	$86
Farmland	30	30	-	30	-	32
1-4 Family Mortgages	190	190	-	190	-	479
Commercial Real Estate	3,023	795	2,066	2,861	116	1,996
Total Real Estate Loans	3,243	1,015	2,066	3,081	116	2,593

Business:
Commercial and Industrial	304	196	-	196	-	214
Total Business Loans	304	196	-	196	-	214

Total Loans	$3,547	$1,211	$2,066	$3,277	$116	$2,807

Loan Modifications

The Company adopted ASU 2022-02, Financial Instruments-Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures on January 1, 2023. The amendments in this ASU were applied prospectively, and therefore, loan modification and charge off information is provided only for those items occurring after the January 1, 2023 adoption date.

Based on the guidance in ASU 2022-02, a loan modification or refinancing results in a new loan if the terms of the new loan are at least as favorable to the lender as the terms with customers with similar collection risks that are not refinancing or restructuring their loans and the modification to the terms of the loans are more than minor. If a loan modification or refinancing does not result in a new loan, it is classified as a loan modification. There are additional disclosures for the modification of loans with borrowers experiencing financial difficulty that results in a direct change in the timing or amount of contractual cash flows. The disclosures are applicable to situations where there is principal forgiveness, interest rate reductions, other-than-insignificant payment delays, term extensions or a combination of any of these terms. If the Company modifies any loans to borrowers in financial distress that involves principal forgiveness, the amount of principal forgiven is charged off against the ACL.

The Company had no loan modifications to borrowers experiencing financial difficulties in 2023.

At December 31, 2023, LHFI classified as modified loans totaled $2,224. At December 31, 2023, modified loans were primarily comprised of interest rate concessions. The Company had $-0- in unused commitments on modified loans at December 31, 2023.

The allocated ACL attributable to modified loans was $142 at December 31, 2023. The Company had no commitments to lend additional funds on these loans as of December 31, 2023.

There were no loans modified within the last twelve months for which there was a payment default during the twelve months ended December 31, 2023.

At December 31, 2023 and December 31, 2022, the amortized cost of loans secured by Real Estate – 1-4 Family Mortgage in the process of foreclosure was $-0- and $-0-, respectively.

Collateral-Dependent Loans

The following tables present the amortized cost basis of collateral-dependent loans by class of loans and collateral type as of December 31, 2023:

December 31, 2023	Stocks	Inventory	Real Estate	Receivables	Total
Loans secured by real estate:
Land Development and Construction	$-	$-	$-	$-	$-
1-4 Family Mortgages	-	-	81	-	81
Commercial Real Estate	-	-	2,399	-	2,399
Total Real Estate Loans	-	-	2,480	-	2,480
Business Loans:
Commercial and Industrial Loans	1,280	92	-	32	1,404
Farm Production and Other Farm Loans	-	-	-	-	-
Total Business Loans	1,280	92	-	32	1,404

Total	$1,280	$92	$2,480	$32	$3,884

A loan is collateral dependent when the borrower is experiencing financial difficulty and repayment of the loan is expected to be provided substantially through the sale of the collateral. The following provides a qualitative description by class of loan of the collateral that secures the Company’s collateral-dependent LHFI:

●

Loans secured by real estate – Loans within these loan classes are secured by liens on real estate properties. There have been no significant changes to the collateral that secures these financial assets during the period.

●

Business loans – Loans within this loan class are primarily secured by inventory, accounts receivables, equipment and other non-real estate collateral. There have been no significant changes to the collateral that secures these financial assets during the period.

The Company utilizes a risk grading matrix to assign a risk grade to each of its loans when originated and is updated as factors related to the strength of the loan changes. Loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows.

Grade 1. MINIMAL RISK - These loans are without loss exposure to the Company. This classification is reserved for only the best, well secured loans to borrowers with significant capital strength, low leverage, stable earnings and growth and other readily available financing alternatives. This type of loan would also include loans secured by a program of the government.

Grade 2. MODEST RISK - These loans include borrowers with solid credit quality and moderate risk of loss. These loans may be fully secured by certificates of deposit with another reputable financial institution, or secured by readily marketable securities with acceptable margins.

Grade 3. AVERAGE RISK - This is the rating assigned to most of the loans held by the Company. This includes loans with average loss exposure and average overall quality. These loans should liquidate through possessing adequate collateral and adequate earnings of the borrower. In addition, these loans are properly documented and are in accordance with all aspects of the current loan policy.

Grade 4. ACCEPTABLE RISK - Borrower generates sufficient cash flow to fund debt service but most working asset and capital expansion needs are provided from external sources. Profitability and key statement of balance sheet ratios are usually close to peers but one or more may not align with peers.

Grade 5. MANAGEMENT ATTENTION - Borrower has potential weaknesses resulting from performance trends or management concerns. The financial condition of the borrower has taken a negative turn and may be temporarily strained. Cash flow is weak but cash reserves remain adequate to meet debt service. Management weakness is evident.

Grade 6. OTHER LOANS ESPECIALLY MENTIONED (“OLEM”) - Loans in this category are fundamentally sound but possess some weaknesses. OLEM loans have weaknesses, which may, if not checked or corrected, weaken the asset or inadequately protect the Bank's credit position at some future date. These loans have an identifiable weakness in credit, collateral, or repayment ability but there is no expectation of loss.

Grade 7. SUBSTANDARD ASSETS - Assets classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets classified as substandard must have a well-defined weakness based upon objective evidence. Assets classified as substandard are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. The possibility that liquidation would not be timely requires a substandard classification even if there is little likelihood of total loss.

Grade 8. DOUBTFUL - A loan classified as doubtful has all the weaknesses of a substandard classification and the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable or improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. A doubtful classification could reflect the fact that the primary source of repayment is gone and serious doubt exists as to the quality of a secondary source of repayment.

Grade 9. LOSS - Loans classified loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may occur in the future. Also included in this classification is the defined loss portion of loans rated substandard assets and doubtful assets.

These internally assigned grades are updated on a continual basis throughout the course of the year and represent management’s most updated judgment regarding grades at December 31, 2023.

The following table details the amortized cost basis of LHFI, segregated by loan origination year, grade and class, as of December 31, 2023:

Term Loans Amortized Cost Basis by Origination Year
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans	Total Loans
Loans secured by real estate:
Land Development and Construction
Satisfactory - Categories 1-4	$23,439	$3,514	$1,173	$13,160	$860	$226	$23,282	$65,654
Special Mention - Category 5 & 6	-	348	679	-	-	-	-	1,027
Substandard - Category 7	-	261	-	-	-	-	-	261
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	-	-	-	-
Total Land Development and Construction	23,439	4,123	1,852	13,160	860	226	23,282	66,942

Farmland
Satisfactory - Categories 1-4	1,929	1,520	1,143	1,395	3,003	492	995	10,477
Special Mention - Category 5 & 6	-	-	80	-	129	37	-	246
Substandard - Category 7	-	32	6	4	17	43	-	102
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	-	-	-	-
Total Farmland	1,929	1,552	1,229	1,399	3,149	572	995	10,825

1-4 Family Mortgages
Satisfactory - Categories 1-4	14,355	18,980	11,305	10,988	9,353	5,163	19,976	90,120
Special Mention - Category 5 & 6	497	184	93	464	296	157	76	1,767
Substandard - Category 7	275	34	274	262	79	1,918	351	3,193
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	81	-	-	81
Total 1-4 Family Mortgages	15,127	19,198	11,672	11,714	9,809	7,238	20,403	95,161

Commercial Real Estate
Satisfactory - Categories 1-4	82,361	51,185	58,021	52,120	24,368	29,836	17,920	315,811
Special Mention - Category 5 & 6	9,172	2,414	2,193	917	4,481	288	3,855	23,320
Substandard - Category 7	-	67	3,636	-	264	15,128	-	19,095
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	-	-	-	-
Total Commercial Real Estate	91,533	53,666	63,850	53,037	29,113	45,252	21,775	358,226
Total Real Estate Loans	132,028	78,539	78,603	79,310	42,931	53,288	66,455	531,154
Business Loans:
Commercial and Industrial Loans
Satisfactory - Categories 1-4	28,036	18,428	4,415	14,052	5,988	7,390	10,136	88,445
Special Mention - Category 5 & 6	23	116	-	246	-	441	2,141	2,967
Substandard - Category 7	-	16	83	-	4	720	825	1,648
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	-	-	-	-
Total Commercial & Industrial	28,059	18,560	4,498	14,298	5,992	8,551	13,102	93,060

Farm Production and Other Farm Loans
Satisfactory - Categories 1-4	109	162	-	-	-	91	62	424
Special Mention - Category 5 & 6	-	-	-	-	-	-	-	-
Substandard - Category 7	-	-	-	-	-	-	-	-
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	-	-	-	-	-	-	-	-
Total Farm Production & Other Farm	109	162	-	-	-	91	62	424
Total Business Loans	28,168	18,722	4,498	14,298	5,992	8,642	13,164	93,484
Consumer Loans:
Satisfactory - Categories 1-4	7,368	3,071	1,188	586	836	185	367	13,601
Special Mention - Category 5 & 6	2	-	-	-	3	-	-	5
Substandard - Category 7	337	37	31	-	-	-	-	405
Doubtful - Category 8	-	-	-	-	-	-	-	-
Loss 9	2	-	-	-	-	-	-	2
Total Consumer Loans	7,709	3,108	1,219	586	839	185	367	14,013

Credit Cards
Performing	-	-	-	-	-	-	3,365	3,365
Nonperforming	-	-	-	-	-	-	12	12
Total Credit Card	-	-	-	-	-	-	3,377	3,377
Gross LHFI	$167,905	$100,369	$84,320	$94,194	$49,762	$62,115	$83,363	$642,028
Less Unearned Origination Fees								(1,083)
Less ACL								(6,551)
Net LHFI								$634,394

There were no revolving loans converted to term loans during the year ended December 31, 2023.

The following disclosures are presented under GAAP in effect prior to the adoption of CECL. The Company has included these disclosures to address the applicable prior period.

A discussion of the Company’s policies regarding internal risk-rating of loans is discussed above and is applicable to these tables. The following table presents the Company’s loan portfolio by internal risk-rating grades as of December 31, 2022:

		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$50,015	$2,427	$289	$-	$-	$52,731
Farmland	10,832	269	336	-	-	11,437
1-4 Family Mortgages	85,861	1,816	4,471	-	-	92,148
Commercial Real Estate	274,901	7,975	33,665	-	-	316,541
Total Real Estate Loans	421,609	12,487	38,761	-	-	472,857

Business Loans:
Commercial and Industrial Loans	91,016	4,902	577	-	5	96,500
Farm Production and Other Farm Loans	491	-	13	-	-	504
Total Business Loans	91,507	4,902	590	-	5	97,004

Consumer Loans:
Credit Cards	2,670	-	68	-	-	2,738
Other Consumer Loans	12,934	7	51	-	-	12,992
Total Consumer Loans	15,604	7	119	-	-	15,730

Total Loans	$528,720	$17,396	$39,470	$-	$5	$585,591